Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000093165
Account Value [Line Items]
Line Graph and Table Measure Name	Bank Loan Core Fund
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186	$ 10,000
Federated Investors Inc. Index: Credit Suisse Leveraged Loan Index (CSLLI)
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index (CSLLI)
Account Value	$ 15,688	$ 14,128	$ 12,832	$ 13,185	$ 11,807	$ 12,081	$ 11,600	$ 11,083	$ 10,310	$ 10,215	$ 10,000